Annual Total Returns[BarChart] - PROFUND VP SMALL-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.65%)	14.75%	37.18%	2.48%	(6.21%)	19.68%	12.43%	(12.89%)	23.60%	17.06%